Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
TAXES

NOTE 15 – TAXES

(a)	Corporate income taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the location in which each entity is domiciled.

ReTo, ReTo Global and MMB was incorporated in the British Virgin Islands and is exempt from paying income tax. New REIT, MMB HK and Sunoro Holdings are registered in Hong Kong as holding companies.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. According to the relevant PRC tax policies, once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the portion of its taxable income not more than RMB3 million is subject to a reduced effective rate of 5%, for the years ended December 31, 2024 and 2025. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. REIT Equipment, the Company’s main operating subsidiary in PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning December 2025 to 2028.

The following table reconciles income tax expense by statutory rate to the Company’s actual income tax expense:

	For the Year Ended December 31,
	2025	2024	2023
Income tax benefit computed based on PRC statutory income tax rate	$(3,153,351)	$(2,078,144)	$(1,631,581)
Effect of favorable income tax rate in certain entity in PRC	(10,230)	-	-
Non-PRC entities not subject to PRC tax (1)	2,675,379	1,768,565	1,596,505
Research & Development (“R&D”) tax credit (2)	(84,079)	-	-
Non-deductible expenses - permanent difference (2)	28,915	1,393	243
Change in valuation allowance	543,366	308,186	34,833
Effective tax (benefit) expense	$-	$-	$-

(1)	Represents the tax losses incurred from operations outside of China.

(2)	Represents expenses incurred by the Company that were not deductible for PRC income tax.

The breakdown of the Company’s loss before income tax provision is as follows:

	For the Year Ended December 31,
	2025	2024	2023
Loss before income tax expense from China	$(1,866,060)	$(1,238,315)	$(140,301)
Loss before income tax expense from outside of China	(10,747,341)	(7,074,261)	(6,386,021)
Total loss before income tax provision	$(12,613,401)	$(8,312,576)	$(6,526,322)

Loss before income tax expense from outside of China represents the losses incurred by ReTo holdings companies incorporated outside of China.

The income tax provision (benefit) was nil for the years ended December 31, 2025, 2024 and 2023, respectively.

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. The Company periodically evaluates the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Due to continuous losses incurred, the Company provided full allowance on the deferred tax assets as of December 31, 2025 and 2024.

Deferred tax asset	As of December 31 2025	As of December 31 2024
Allowance for credit loss	$1,049,306	$28,051
Tax loss carried forwards	226,516	414,904
Lease liability	35,933	-
Net of deferred tax liability	(43,957)	-
Deferred tax assets	1,267,798	442,955
Valuation allowance	(1,267,798)	(442,955)
Deferred tax assets, net	$-	$-

Deferred tax liability	As of December 31 2025	As of December 31 2024
Deferred tax liability	43,957	-
Net deferred tax liability to deferred tax assets	(43,957)	-
Deferred tax liability, net	$-	$-

(b)	VAT

The Company is subject to VAT for selling products in China. The applicable VAT rate is 13% for products sold in the PRC. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued.

(c)	Taxes payable

The Company’s taxes payable consist of the following:

	As of December 31,	As of December 31,
	2025	2024
VAT tax payable	$79,217	$71,796
Corporate income tax payable	177,831	170,370
Land use tax and other taxes payable	12,941	7,462
Total	$269,989	$249,628

As of December 31, 2025 and 2024, the Company had taxes payable of approximately $0.3 million and $0.2 million, respectively, mostly related to the unpaid income tax and business tax in China. For the years ended December 31, 2025, 2024 and 2023, the Company has not received any penalty or interest charge notice from local tax authorities. Due to uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these unpaid tax balances. The final outcome of this tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of the statute of limitations. The Company believes it is likely that the Company can reach an agreement with the local tax authority to fully settle its tax payables in a short term but cannot guarantee such settlement will ultimately occur.